Consolidated Balance Sheets	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
CURRENT ASSETS
Cash and cash equivalents (Note 6)	$ 14,324,371	$ 22,203,031
Other receivables (Note 18)	528,841
Prepayments	511,208	68,923
Financial assets at fair value through profit or loss (Notes 7 and 25)	137,926
Total current assets	15,502,346	22,271,954
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss (Notes 7 and 25)	137,926	68,256
Financial assets at fair value through other comprehensive income (Notes 8 and 25)		132,160
Property, plant and equipment, net (Note 10)	13,387	38,333
Right-of-use assets (Note 11)	462,550	727,866
Intangible assets (Notes 12 and 17)	160	2,845
Refundable deposits	103,307	108,076
Total non-current assets	579,404	1,077,536
TOTAL ASSETS	16,081,750	23,349,490
CURRENT LIABILITIES
Trade payables	2,319,558	1,871,843
Other payables (Notes 13 and 21)	4,280,409	3,246,842
Current borrowings (Notes 14 and 24)	2,900,971
Current borrowings from related parties (Notes 14, 24 and 26)	617,912
Lease liabilities – current (Note 11)	271,624	264,543
Financial liabilities at fair value through profit or loss (Notes 7 and 25)	267,000
Total current liabilities	10,657,474	5,383,228
NON-CURRENT LIABILITIES
Financial liabilities at fair value through profit or loss (Notes 7 and 25)		262,350
Long-term borrowings (Notes 14 and 24)	15,183,421	17,065,305
Long-term borrowings from related parties (Notes 14, 24 and 26)		566,176
Lease liabilities – non-current (Note 11)	281,149	490,835
Other non-current liabilities (Note 21)	111,990	184,870
Total non-current liabilities	15,576,560	18,569,536
TOTAL LIABILITIES	26,234,034	23,952,764
DEFICIT ATTRIBUTABLE TO STOCKHOLDERS OF THE COMPANY (Note 16)
Ordinary shares	61,826,237	61,366,844
Capital surplus	123,582,460	116,495,710
Accumulated deficits	(195,682,714)	(179,484,825)
Other reserves	(178,948)	(55,084)
Total deficit attributable to stockholders of the Company	(10,452,965)	(1,677,355)
NON-CONTROLLING INTERESTS	300,681	1,074,081
Total deficit	(10,152,284)	(603,274)
TOTAL LIABILITIES AND EQUITY	$ 16,081,750	$ 23,349,490